Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Schedule of reconciliation of changes in current provisions
€ millions	Provisions
Balance as at 1 January 2020	-
Additions from business combinations	-
Balance as at 31 December 2020	-
Additions	55
Usage / releases	(2)
Additions from business combinations	32
Foreign exchange and other movements	5
Balance as at 31 December 2021	90

Non-Current Provisions	27
Current Provisions	63
Balance as at 31 December 2021	90